Commitments and Contingencies	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies
Commitments and Contingencies

15. Commitments and Contingencies

(i)    Lease commitments

        The Group leases various factories and offices under non-cancellable operating lease agreements. Future aggregate minimum payments under non-cancellable operating leases as from the dates indicated as follows:

	December 31,
	2017	2016
	(in US$'000)
Not later than 1 year	3,330	1,711
Between 1 to 2 years	2,875	1,383
Between 2 to 3 years	2,132	1,053
Between 3 to 4 years	345	597
Between 4 to 5 years	161	108
Later than 5 years	17	45

Total minimum lease payments	8,860	4,897

(ii)   Capital commitments

        The Group had the following capital commitments as from the dates indicated as follows:

	December 31,
	2017	2016
	(in US$'000)
Property, plant and equipment
Contracted but not provided for	161	2,545

        In addition, the Group has also undertaken to provide the necessary additional funds for NSPL to finance its ongoing operations.